CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY/(DEFICIT) ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury Stock CNY (¥)	Statutory reserves CNY (¥)	Accumulated deficit CNY (¥)	Accumulated other comprehensive income CNY (¥)	Noncontrolling interests CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at beginning of year at Dec. 31, 2017	¥ 338	¥ 1,573,341		¥ 1,326	¥ (2,076,151)	¥ 2,559	¥ (2,320)		¥ (500,907)
Balance at beginning of year (in shares) at Dec. 31, 2017 | shares	426,267,345
Net loss					(24,418)		(1,395)		(25,813)
Foreign currency translation adjustment						(1,037)			(1,037)
Unrealized holding gain on available-for-sale investment									0
Amounts reclassified from accumulated other comprehensive income									0
Share-based compensation		4,157							4,157
Share settlement of individual income tax on exercise of options			¥ (18,035)						(18,035)
Exercise of employee stock options		1,656	1						1,657
Exercise of employee stock options (in shares) | shares	1,096,896
Restricted shares vested		(1)	1
Restricted shares vested (in shares) | shares	2,040,736
Balance at end of year at Dec. 31, 2018	¥ 338	1,579,153	(18,033)	1,326	(2,100,569)	1,522	(3,715)		(539,978)
Balance at end of year (in shares) at Dec. 31, 2018 | shares	429,404,977
Net loss					(51,671)		(1,034)		(52,705)
Foreign currency translation adjustment						(1,706)			(1,706)
Unrealized holding gain on available-for-sale investment									0
Amounts reclassified from accumulated other comprehensive income									0
Share-based compensation		1,891							1,891
Proceeds from sales of treasury stock			2,701						2,701
Proceeds from sales of treasury stock (in shares) | shares	7,047,552
Exercise of employee stock options		20							20
Exercise of employee stock options (in shares) | shares	44,000
Restricted shares vested (in shares) | shares	160,000
Balance at end of year at Dec. 31, 2019	¥ 338	1,581,064	(15,332)	1,326	(2,152,240)	(184)	(4,749)		(589,777)
Balance at end of year (in shares) at Dec. 31, 2019 | shares	436,656,529
Net loss					(72,507)		(616)	$ (11,205)	(73,123)
Foreign currency translation adjustment						(12,218)		(1,872)	(12,218)
Unrealized holding gain on available-for-sale investment								0	0
Amounts reclassified from accumulated other comprehensive income								$ 0	0
Share-based compensation		620							¥ 620
Exercise of employee stock options (in shares) | shares								0	0
Restricted shares vested (in shares) | shares	160,000							160,000	160,000
Balance at end of year at Dec. 31, 2020	¥ 338	¥ 1,581,684	¥ (15,332)	¥ 1,326	¥ (2,224,747)	¥ (12,402)	¥ (5,365)	$ (103,372)	¥ (674,498)
Balance at end of year (in shares) at Dec. 31, 2020 | shares	436,816,529